Long-Term Debt - Narrative (Details) - USD ($) $ in Millions		1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 28, 2024	Dec. 31, 2023	Nov. 30, 2023	Jan. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2023
Debt Instrument [Line Items]
Dividends to stockholders of UL Solutions					$ 50	$ 40	$ 680	$ 1,600	$ 200
Accordion feature, increase in limit				$ 625
Related Party
Debt Instrument [Line Items]
Dividends to stockholders of UL Solutions		$ 600	$ 600	1,600	$ 45	$ 40	$ 680	$ 1,600	$ 200
Term loans
Debt Instrument [Line Items]
Accordion feature, increase in limit				400
Credit Facility | Term Loans and Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				1,250
Credit Facility | Term loans
Debt Instrument [Line Items]
Interest rate		6.46%			6.52%		6.46%	5.41%
Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facility, outstanding amount		$ 7					$ 7	$ 4
Variable rate	0.10%
Maximum leverage ratio		3.5					3.5
Maximum maintenance level		4.0					4.0
Maximum aggregate consideration							$ 100
Maximum net leverage ratio, netting							$ 250
Credit Facility | Line of Credit | Variable Rate Component One
Debt Instrument [Line Items]
Fixed interest rate		1.00%					1.00%
Credit Facility | Line of Credit | Variable Rate Component One | Minimum
Debt Instrument [Line Items]
Variable rate							1.00%
Credit Facility | Line of Credit | Variable Rate Component One | Maximum
Debt Instrument [Line Items]
Variable rate							1.50%
Credit Facility | Line of Credit | Variable Rate Component Two
Debt Instrument [Line Items]
Fixed interest rate		0.00%					0.00%
Credit Facility | Line of Credit | Variable Rate Component Two | Minimum
Debt Instrument [Line Items]
Variable rate							0.00%
Credit Facility | Line of Credit | Variable Rate Component Two | Maximum
Debt Instrument [Line Items]
Variable rate							0.50%
Credit Facility | Line of Credit | Variable Rate Component Three | Minimum
Debt Instrument [Line Items]
Variable rate							0.10%
Credit Facility | Line of Credit | Variable Rate Component Three | Maximum
Debt Instrument [Line Items]
Variable rate							0.20%
Credit Facility | Line of Credit | Term loans
Debt Instrument [Line Items]
Maximum borrowing capacity				500
Proceeds from credit facility				500
Credit Facility | Line of Credit | Revolving credit facility
Debt Instrument [Line Items]
Interest rate		6.45%			6.48%		6.45%
Maximum borrowing capacity				750
Proceeds from credit facility				200
Repayments							$ 30	$ 200
Credit Facility | Line of Credit | Term Loans and Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				1,250
Credit Facility | Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 25
Senior Notes Due 2028 | Senior notes
Debt Instrument [Line Items]
Fixed interest rate										6.50%
Face amount										$ 300
Percentage of principal amount purchased							101.00%